INCOME TAXES (Components of deferred tax provision (benefit)) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Deferred tax provision (benefit)	$ 590,000	$ (1,254,000)
Tax Depreciation Exceeding Book Depreciation [Member]
Deferred tax provision (benefit)	446,551	(1,430,906)
Federal Net Operating Loss Carryforward [Member]
Deferred tax provision (benefit)	11,053	1,000,360
State net operating loss carryforward [Member]
Deferred tax provision (benefit)	(5,063)	(665,934)
Decrease (Increase) of Rental Income Received in Advance [Member]
Deferred tax provision (benefit)	(39,818)	65,999
(Decrease) In Unbilled Receivables [Member]
Deferred tax provision (benefit)	(2,358)	(198,154)
Increase (decrease) in average rent payable [Member]
Deferred tax provision (benefit)	(25,186)	81,230
Litigation Deposit Due From Contractor [Member]
Deferred tax provision (benefit)	103,862	(8,930)
Other Deferred Income Tax Expense [Member]
Deferred tax provision (benefit)	$ 100,959	$ (97,665)